Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Retained Earnings (Accumulated deficit)	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2022	$ 4,100	$ 7,635,319	$ (186,839)	$ 395,658	$ 7,848,238
Balance (in Shares) at Dec. 31, 2022	41,000,000
Capital injection from shareholders		42,360,581			42,360,581
Net income (loss)			(1,922,260)		(1,922,260)
Foreign currency translation adjustments				(1,632,089)	(1,632,089)
Balance at Jun. 30, 2023	$ 4,100	50,000,000	(2,109,099)	(1,236,431)	46,654,470
Balance (in Shares) at Jun. 30, 2023	41,000,000
Balance at Dec. 31, 2023	$ 4,100	49,995,900	9,702,316	(2,805,195)	$ 56,897,121
Balance (in Shares) at Dec. 31, 2023	41,000,000				41,000,000
Capital injection from shareholders		10,000			$ 10,000
Net income (loss)			19,550,448		19,550,448
Foreign currency translation adjustments				(3,046,730)	(3,046,730)
Balance at Jun. 30, 2024	$ 4,100	$ 50,005,900	$ 29,252,764	$ (5,851,925)	$ 73,410,839
Balance (in Shares) at Jun. 30, 2024	41,000,000				41,000,000